Dreyfus Connecticut Municipal Money Market Fund, Inc.

PROSPECTUS April 1, 2009

Contents

The Fund
Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7
Your Investment
Shareholder Guide	8
Distributions and Taxes	11
For More Information
See back cover.

Dreyfus Connecticut Municipal Money Market Fund, Inc. Ticker Symbol: DRCXX

The Fund

GOAL/APPROACH

The fund seeks to provide a high level of current income exempt from federal and Connecticut State income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut State income taxes.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment. In addition, interest from some of its holdings may be subject to the federal alternative minimum tax.

The Fund 1

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  Connecticut’s economy and the revenues under- lying its municipal obligations may decline.
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state.

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal Connecticut state income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year.The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Best Quarter:	Q3 ‘00	+0.87%
Worst Quarter:	Q3 ‘03	+0.08%

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.77%	1.98%	1.93%

For the fund’s current yield, please call toll-free 1-800-645-6561.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses connection with the fund, which are described the table below.

Fee table

Annual fund operating expenses (paid each year
as a % of the value of your investment)
Management fees	0.50%
Shareholder services fee	0.03%
Other expenses	0.11%
Total	0.64%

Expense example

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

MANAGEMENT Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the Board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt.Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

The Fund 5

MANAGEMENT (continued)

Distributor

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales pro-grams.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your Baird Financial Advisor for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the

fiscal periods indicated. “Total Return” shows how

much your investment in the fund would have

increased (or decreased) during each period, assum-

ing you had reinvested all dividends and distribu-

tions. These financial highlights have been audited

by Ernst & Young LLP, an independent registered

public accounting firm, whose report, along with

the fund’s financial statements, is included in the

annual report, which is available upon request.

				Two Months Ended Year Ended
		Year Ended November 30,			November 30,	September 30,
		2008	2007	2006	2005[a]	2005	2004
Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.019	.030	.027	.003	.014	.005
Distributions:	Dividends from investment
	income — net	(.019)	(.030)	(.027)	(.003)	(.014)	(.005)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)		1.96	3.05	2.73	2.09[b]	1.44	.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.64	.66	.68	.72[b]	.67	.64
Ratio of net expenses to average net assets		.63	.64	.65	.65[b]	.65	.63
Ratio of net investment income to average net assets		1.90	3.01	2.70	2.09[b]	1.44	.47
Net assets, end of period ($ x 1,000)		204,523	185,726	137,772	149,417	156,172	146,056

[a] The fund changed its fiscal year end from September 30 to November 30. [b] Annualized.
The Fund 7

Your Investment

SHAREHOLDER GUIDE Valuing shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses.As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Amortized cost valuation does not take into account unrealized gains or losses. The fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price. Because the fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Minimum investments
	Initial	Additional
Regular accounts	$2,500	$100
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that the fund may delay selling the shares for up to eight business days following the purchase of those shares.

A signature guarantee is required for some written sell orders.These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more
  signature guarantee helps protect against fraud.

You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Limitations on selling shares by phone or online through www.dreyfus.com

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Your Investment 9

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine.You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the Statement of Additional Information.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusu- al market conditions or in cases of very large redemptions, or excessive trading)
  “redeem in kind,” or make payments in securi- ties rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

The fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Connecticut state personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Connecticut state personal income tax purposes, distributions derived from interest on municipal securities of Connecticut issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Connecticut state personal income tax.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 11

NOTES

NOTES

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc. SEC file number: 811-6014

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily.The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone

Call your Baird Financial Advisor or 800-RW-BAIRD

By mail Robert W. Baird & Co. Attn: Client Services 777 East Wisconsin Avenue Milwaukee, WI 53202

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Baird http://www.bairdonline.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2009 MBSC Securities Corporation

0101P0409-RWB

DREYFUS
CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

DREYFUS
NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

DREYFUS
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Four investment choices seeking current income, exempt from federal and, where applicable, Connecticut, Massachusetts,
New Jersey or Pennsylvania state income taxes, and liquidity, by investing in high quality, short-term municipal obligations.

PROSPECTUS April 1, 2009

Contents

THE FUNDS
Introduction	3
Dreyfus Connecticut Municipal Money Market Fund, Inc	3
Dreyfus Massachusetts Municipal Money Market Fund	4
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund.	6
Management	8
Financial Highlights	8

YOUR INVESTMENT
Account Policies.	10
Distribution and Taxes.	10

FOR MORE INFORMATION
See back cover.

This combined prospectus to be used only by clients of Stifel, Nicolaus & Company, Incorporated.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

The Funds INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Con-necticut state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and Connecti-cut state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  Connecticut's economy and the revenues underlying its municipal obliga- tions may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Connecticut state income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns as of 12/31/08

1 Year	5 Years	10 Years
1.77%	1.98%	1.93%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

3	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fees	0.50%
Shareholder Services fee	0.03%
Other expenses	0.11%
Total	0.64%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

Dreyfus Massachusetts Municipal Money Market Fund

Ticker Symbol: DMAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Mass-achusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and Massa-chusetts state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  Massachusetts’s economy and the revenues underlying its municipal obliga- tions may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Massachusetts state income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

4	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Average annual total returns
as of 12/31/08
1 Year	5 Years	10 Years
1.93%	2.04%	2.01%

For the fund’s current yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fee	0.50%
Shareholder Services fee	0.03%
Other expenses	0.09%
Total	0.62%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

Dreyfus New Jersey Municipal Money Market Fund, Inc. Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guar¬anteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  NewJersey's economy and the revenues underlying its municipal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New Jersey state income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

5 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/08

1 Year	5 Years	10 Years

1.96%	2.04%	1.96%
For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fee	0.50%
Shareholder Services fee	0.03%
Other expenses	0.07%
Total	0.60%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$81	$192	$335	$750

Dreyfus Pennsylvania Municipal Money Market Fund

Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Drey-fus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and Pennsyl-vania state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  Pennsylvania economy and the revenues underlying its municipal obliga- tions may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

6	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Pennsylvania state income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns
as of 12/31/08

1 Year	5 Years	10 Years

1.90%	2.07%	2.02%
For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fees	0.50%
Shareholder Services fee	0.01%
Other expenses	0.08%
Total	0.59%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

MANAGEMENT

Investment Adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200
Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the Board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30,

2008. Dreyfus is the primary mutual fund business of The Bank of New York
Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individu-
als, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 tril-
lion in assets under management, and it services more than $13 trillion in out-
standing debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be system-
atic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servic-
ing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-

7	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by employees does not disadvantage any Dreyfus-managed fund.

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

				Two Months Ended
	Year Ended November 30,			November 30,	Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2008	2007	2006	2005[a]	2005	2004
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.019	.030	.027	.003	.014	.005
Distributions: Dividends from investment income — net	(.019)	(.030)	(.027)	(.003)	(.014)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.96	3.05	2.73	2.09[b]	1.44	.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.66	.68	.72[b]	.67	.64
Ratio of net expenses to average net assets	.63	.64	.65	.65[b]	.65	.63
Ratio of net investment income to average net assets	1.90	3.01	2.70	2.09[b]	1.44	.47
Net assets, end of period ($ x 1,000)	204,523	185,726	137,772	149,417	156,172	146,056
[a]	The fund has changed its fiscal year end from September 30 to November 30.
[b]	Annualized.
8	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

				Ten Months Ended
	Year Ended November 30,			November 30,	Year Ended January 31,
Dreyfus Massachusetts Municipal Money Market Fund	2008	2007	2006	2005[a]	2005	2004
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.021	.030	.028	.015	.006	.005
Distributions: Dividends from investment income — net	(.021)	(.030)	(.028)	(.015)	(.006)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.11	3.08	2.79	1.82[b]	.65	.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.65	.65	.65[b]	.65	.62
Ratio of net expenses to average net assets	.60	.65	.65	.65[b]	.65	.62
Ratio of net investment income to average net assets	2.05	3.04	2.75	1.81[b]	.62	.48
Net assets, end of period ($ x 1,000)	235,933	183,392	162,310	157,817	137,292	188,232

[a] The fund has changed its fiscal year end from January 31 to November 30.
[b] Annualized.

				Ten Months Ended
	Year Ended November 30,			November 30,	Year Ended January 31,
Dreyfus New Jersey Municipal Money Market Fund, Inc.	2008	2007	2006	2005[a]	2005	2004
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.021	.031	.027	.015	.006	.005
Distributions: Dividends from investment income — net	(.021)	(.031)	(.027)	(.015)	(.006)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.13	3.11	2.76	1.79[b]	.64	.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.62	.64	.65[b]	.65	.64
Ratio of net expenses to average net assets	.59	.61	.64	.65[b]	.65[c]	.64
Ratio of net investment income to average net assets	2.05	3.07	2.73	1.79[b]	.63	.46
Net assets, end of period ($ x 1,000)	497,086	476,915	374,567	372,699	342,316	372,384

[a] The fund has changed its fiscal year from January 31 to November 30.
[b] Annualized.
[c] Expense waivers and/or reimbursements amounted to less than .01%.

				Two Months Ended
	Year Ended November 30,			November 30,	Year Ended September 30,
Dreyfus Pennsylvania Municipal Money Market Fund	2008	2007	2006	2005[a]	2005	2004
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.020	.031	.028	.004	.015	.004
Distributions: Dividends from investment income — net	(.020)	(.031)	(.028)	(.004)	(.015)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.06	3.15	2.87	2.21[b]	1.51	.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59	.61	.61	.66[b]	.64	.71
Ratio of net expenses to average net assets	.58	.61	.61	.66[b]	.64	.71[c]
Ratio of net investment income to average net assets	2.00	3.10	2.83	2.19[b]	1.68	.44
Net assets, end of period ($ x 1,000)	298,232	236,110	200,174	181,747	185,021	75,038
[a]	The fund has changed its fiscal year from September 30 to November 30.
[b]	Annualized.
[c]	Expense waivers and/or reimbursements amounted to less than .01%.
9	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment SHAREHOLDER GUIDE Valuing shares

You pay no sales charges to invest in this fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Amortized cost valuation does not take into account unrealized gains or losses. The fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price. Because the fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week. Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments. Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts state personal income taxes, for New Jersey residents, New Jersey state personal income taxes, for Con-necticut residents, Connecticut state personal income taxes, and for Pennsylva-nia residents, Pennsylvania state personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts state, New Jersey state, Connecticut state and Pennsyl-vania state personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers, Connecti-cut issuers or Pennsylvania issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number: 811-6014

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number: 811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number: 811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number: 811-6126
More information on each fund is available free upon request, including the following:

Annual/Semiannual Report
Describes each fund’s performance, lists portfolio holdings and contains a let-
ter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)
Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the Securities and
Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

.Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center –Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

TO OBTAIN INFORMATION: By Telephone Call your Stifel, Nicolaus & Company Financial Advisor or 1-800-679-5446. By Mail Stifel, Nicolaus & Company, Incorporated 501 North Broadway St. Louis, MO 63102

On the Internet http://www.stifel.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the fund by contacting your Stifel Investment Executive.

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2009 MBSC Securities Corporation, Distributor

12	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INFORMATION ON INVESTING IN THE MONEY MARKET FUNDS TO CONTACT FIRST REPUBLIC BANK By Telephone Call your First Republic Bank Relationship Manager or 415-397-1413 By Mail

First Republic Bank, 111 Pine Street
7th Floor, Investment Division
San Francisco, CA 94111

On the Internet
http://www.firstrepublic.com

How Can I Get More Information?
You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your First Republic Bank Relationship Manager.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

© 2009 MBSC Securities Corporation, Distributor

FRB-PRO-0409

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

DREYFUS
CONNECTICUT MUNICIPAL MONEY
MARKET FUND, INC.

DREYFUS
MASSACHUSETTS MUNICIPAL MONEY
MARKET FUND

DREYFUS
NEW JERSEY MUNICIPAL MONEY
MARKET FUND, INC.

DREYFUS
PENNSYLVANIA MUNICIPAL MONEY
MARKET FUND

Four investment choices seeking current income, exempt
from federal and, where applicable, Connecticut,
Massachusetts, New Jersey or Pennsylvania state income
taxes, and liquidity, by investing in high quality, short-
term municipal obligations.

PROSPECTUS April 1, 2009

Contents

THE FUNDS
Introduction.	2
Dreyfus Connecticut Municipal Money Market Fund, Inc	2
Dreyfus Massachusetts Municipal Money Market Fund	3
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	8
Financial Highlights	9

YOUR INVESTMENT
Account Policies	11
Distribution and Taxes	11

FOR MORE INFORMATION
See back cover.

This combined prospectus to be used only by clients of First Republic Bank. As with all mutual funds, the Securities and Exchange Commission has not approved or dis-
approved these securities or passed upon the adequacy of this prospectus. Any rep-
resentation to the contrary is a criminal offense.

1	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Funds INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal Money Market Fund, Inc.

Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  Connecticut's economy and the revenues underlying its municipal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Connecticut state income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

2	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns
as of 12/31/08
1 Year	5 Years	10 Years
1.77%	1.98%	1.93%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fees	0.50%
Shareholder Services fee	0.03%
Other expenses	0.11%
Total	0.64%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

Dreyfus Massachusetts Municipal Money Market Fund

Ticker Symbol: DMAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less. Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

3	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its port folio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  Massachusetts’s economy and the revenues underlying its munici- pal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Massachusetts income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns

as of 12/31/08

1 Year	5 Years	10 Years
1.93%	2.04%	2.01%

For the fund’s current yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fee	0.50%
Shareholder Services fee	0.03%
Other expenses	0.09%
Total	0.62%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774
4	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Dreyfus New Jersey Municipal Money Market Fund, Inc.

Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less. Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  New Jersey’s economy and the revenues underlying its municipal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New Jersey income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

5	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Average annual total returns
as of 12/31/08
1 Year	5 Years	10 Years
1.96%	2.04%	1.96%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fee	0.50%
Shareholder Services fee	0.03%
Other expenses	0.07%
Total	0.60%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$81	$192	$335	$750

Dreyfus Pennsylvania Municipal Money Market Fund
Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less. Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  Pennsylvaniaeconomy and the revenues underlying its municipal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

6	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Pennsylvania income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns

as of 12/31/08

1 Year	5 Years	10 Years
1.90%	2.07%	2.02%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fees	0.50%
Shareholder Services fee	0.01%
Other expenses	0.08%
Total	0.59%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

MANAGEMENT Investment Adviser
The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the Board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

7	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of Ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by employees does not disadvantage any Dreyfus-managed fund.

8	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

				Two Months Ended
	Year Ended November 30,			November 30,	Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2008	2007	2006	2005[a]	2005	2004
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.019	.030	.027	.003	.014	.005
Distributions: Dividends from investment income — net	(.019)	(.030)	(.027)	(.003)	(.014)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.96	3.05	2.73	2.09[b]	1.44	.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.66	.68	.72[b]	.67	.64
Ratio of net expenses to average net assets	.63	.64	.65	.65[b]	.65	.63
Ratio of net investment income to average net assets	1.90	3.01	2.70	2.09[b]	1.44	.47
Net assets, end of period ($ x 1,000)	204,523	185,726	137,772	149,417	156,172	146,056

[a] The fund has changed its fiscal year end from September 30 to November 30.
[b] Annualized.

				Ten Months Ended
	Year Ended November 30,			November 30,	Year Ended January 31,
Dreyfus Massachusetts Municipal Money Market Fund	2008	2007	2006	2005[a]	2005	2004

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.021	.030	.028	.015	.006	.005
Distributions: Dividends from investment income — net	(.021)	(.030)	(.028)	(.015)	(.006)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.11	3.08	2.79	1.82[b]	.65	.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.65	.65	.65[b]	.65	.62
Ratio of net expenses to average net assets	.60	.65	.65	.65[b]	.65	.62
Ratio of net investment income to average net assets	2.05	3.04	2.75	1.81[b]	.62	.48
Net assets, end of period ($ x 1,000)	235,933	183,392	162,310	157,817	137,292	188,232

[a]	The fund has changed its fiscal year end from January 31 to November 30.
[b]	Annualized.
9	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

				Ten Months Ended
	Year Ended November 30,			November 30,	Year Ended January 31,
Dreyfus New Jersey Municipal Money Market Fund, Inc.	2008	2007	2006	2005[a]	2005	2004

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.021	.031	.027	.015	.006	.005
Distributions: Dividends from investment income — net	(.021)	(.031)	(.027)	(.015)	(.006)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.13	3.11	2.76	1.79[b]	.64	.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.62	.64	.65[b]	.65	.64
Ratio of net expenses to average net assets	.59	.61	.64	.65[b]	.65[c]	.64
Ratio of net investment income to average net assets	2.05	3.07	2.73	1.79[b]	.63	.46
Net assets, end of period ($ x 1,000)	497,086	476,915	374,567	372,699	342,316	372,384

[a] The fund has changed its fiscal year from January 31 to November 30.
[b] Annualized.
[c] Expense waivers and/or reimbursements amounted to less than .01%.

				Two Months Ended
	Year Ended November 30,			November 30,	Year Ended September 30,
Dreyfus Pennsylvania Municipal Money Market Fund	2008	2007	2006	2005[a]	2005	2004

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.020	.031	.028	.004	.015	.004
Distributions: Dividends from investment income — net	(.020)	(.031)	(.028)	(.004)	(.015)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.06	3.15	2.87	2.21[b]	1.51	.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59	.61	.61	.66[b]	.64	.71
Ratio of net expenses to average net assets	.58	.61	.61	.66[b]	.64	.71[c]
Ratio of net investment income to average net assets	2.00	3.10	2.83	2.19[b]	1.68	.44
Net assets, end of period ($ x 1,000)	298,232	236,110	200,174	181,747	185,021	75,038
[a]	The fund has changed its fiscal year from September 30 to November 30.
[b]	Annualized.
[c]	Expense waivers and/or reimbursements amounted to less than .01%.
10	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment SHAREHOLDER GUIDE Valuing Shares

You pay no sales charges to invest in this fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Amortized cost valuation does not take into account unrealized gains or losses. The fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price. Because the fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans. When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delaysending out redemption proceeds for up to seven days (gen- erally applies only during unusual market conditions or in cases of very large redemptions, or excessive trading
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper- ations (for example, if it exceeds 1% of the fund’s assets)

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts state personal income taxes, for New Jersey residents, New Jersey state personal income taxes, for Connecticut residents, Connecticut state personal income taxes, and for Pennsylvania residents, Pennsylvania state personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts state, New Jersey state, Connecticut state and Pennsylvania state personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers, Connecticut issuers or Pennsylvania issuers,

11	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend”

by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number: 811-6014

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number: 811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number: 811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number: 811-6126
More information on each fund is available free upon request, includ ing the following:

Annual/Semiannual Report
Describes each fund’s performance, lists portfolio holdings and con-
tains a letter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at
www.dreyfus.com.

Statement of Additional Information (SAI)
Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the
Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under
Mutual Fund Center — Dreyfus Mutual Funds – Mutual Fund Total
Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money mar-
ket funds generally disclose their complete schedule of holdings daily.
The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

CONTACT FIRST REPUBLIC BANK:

By Telephone
Call your First Republic Bank Relationship Manager or 415-397-1413.

By Mail
First Republic Bank, 111 Pine Street
7th Floor, Investment Division
San Francisco, CA 94111

On the Internet http://www.firstrepublic.com

You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your First Republic Bank Relationship Manager.
Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov
You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC
20549-0102.

© 2009 MBSC Securities Corporation, Distributor

12	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

THIS IS NOT A PROSPECTUS. SEE INSIDE FOR PROSPECTUSES.

DREYFUS
CONNECTICUT MUNICIPAL MONEY
MARKET FUND, INC.

DREYFUS
MASSACHUSETTS MUNICIPAL MONEY
MARKET FUND

DREYFUS
NEW JERSEY MUNICIPAL MONEY
MARKET FUND, INC.

DREYFUS
PENNSYLVANIA MUNICIPAL MONEY
MARKET FUND

Four investment choices seeking current income, exempt
from federal and, where applicable, Connecticut,
Massachusetts, New Jersey or Pennsylvania state income
taxes, and liquidity, by investing in high quality, short-
term municipal obligations.

PROSPECTUS April 1, 2009

Contents

THE FUNDS
Introduction.	2
Dreyfus Connecticut Municipal Money Market Fund, Inc	2
Dreyfus Massachusetts Municipal Money Market Fund	3
Dreyfus New Jersey Municipal Money Market Fund, Inc	5
Dreyfus Pennsylvania Municipal Money Market Fund	6
Management	8
Financial Highlights	9

YOUR INVESTMENT
Account Policies	11
Distribution and Taxes	11

FOR MORE INFORMATION
See back cover.

This combined prospectus to be used only by clients of Janney Montgomery Scott LLC.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

The Funds INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider four investment choices in one document.

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. Each fund strives to reach its stated goal, although as with all mutual funds, no fund can offer guaranteed results.

As a money market fund, each fund seeks to maintain a $1.00 price per share and is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. Generally, each fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus.

Dreyfus Connecticut Municipal Money Market Fund, Inc. Ticker Symbol: DRCXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Connecticut state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less. Although the fund seeks to provide income exempt from federal and Connecticut state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Connecticut municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  Connecticut's economy and the revenues underlying its municipal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Connecticut state income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

2	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PAST PERFORMANCE

The bar chart and table shown below illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns
as of 12/31 each year (%)

Average annual total returns

as of 12/31/08

1 Year	5 Years	10 Years
1.77%	1.98%	1.93%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fees	0.50%
Shareholder Services fee	0.03%
Other expenses	0.11%
Total	0.64%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

Dreyfus Massachusetts Municipal Money Market Fund

Ticker Symbol: DMAXX GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Massachusetts state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Massachusetts municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

3 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  Massachusetts’s economy and the revenues underlying its munici- pal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Massachusetts income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Average annual total returns

as of 12/31/08

1 Year	5 Years	10 Years
1.93%	2.04%	2.01%

For the fund’s current yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

Annual fund operating expenses

(paid each year as a % of the value of your investment)

Management fee	0.50%
Shareholder Services fee	0.03%
Other expenses	0.09%
Total	0.62%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

4 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Dreyfus New Jersey Municipal Money Market Fund, Inc.

Ticker Symbol: DNJXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield anyof the fund’s holdings could have its credit rating downgraded or could default
  NewJersey's economy and the revenues underlying its municipal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New Jersey income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

5	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Average annual total returns
as of 12/31/08
1 Year	5 Years	10 Years
1.96%	2.04%	1.96%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fee	0.50%
Shareholder Services fee	0.03%
Other expenses	0.07%
Total	0.60%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$81	$192	$335	$750

Dreyfus Pennsylvania Municipal Money Market Fund

Ticker Symbol: DPAXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and Pennsylvania state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Generally, the fund is required to invest its assets in the securities of issuers with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Additionally, the fund is required to maintain an average dollar weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less. Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable Pennsylvania municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

6	DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND, DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interestrates could rise sharply, causing the value of the fund’s investments and its share price to drop interestrates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  Pennsylvaniaeconomy and the revenues underlying its municipal obligations may decline
  The fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and Pennsylvania income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year-by-year total returns

as of 12/31 each year (%)

Average annual total returns

as of 12/31/08

1 Year	5 Years	10 Years
1.90%	2.07%	2.02%

For the fund’s current 7-day yield, please call toll-free: 1-800-645-6561.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table
Annual fund operating expenses
(paid each year as a % of the value of your investment)
Management fees	0.50%
Shareholder Services fee	0.01%
Other expenses	0.08%
Total	0.59%

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense example
1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

7 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

MANAGEMENT Investment Adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $346 billion in approximately 195 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund’s average daily net assets. A discussion regarding the basis for the Board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended November 30, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $13 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct and stable identity.

Distributor

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representa-

tives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by employees does not disadvantage any Dreyfus-managed fund.

8 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables describe each fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report for each fund, along with each fund’s financial statements, is included in the fund’s annual report, which is available upon request.

				Two Months Ended
	Year Ended November 30,			November 30,	Year Ended September 30,
Dreyfus Connecticut Municipal Money Market Fund, Inc.	2008	2007	2006	2005[a]	2005	2004
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.019	.030	.027	.003	.014	.005
Distributions: Dividends from investment income — net	(.019)	(.030)	(.027)	(.003)	(.014)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.96	3.05	2.73	2.09[b]	1.44	.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.66	.68	.72[b]	.67	.64
Ratio of net expenses to average net assets	.63	.64	.65	.65[b]	.65	.63
Ratio of net investment income to average net assets	1.90	3.01	2.70	2.09[b]	1.44	.47
Net assets, end of period ($ x 1,000)	204,523	185,726	137,772	149,417	156,172	146,056

[a] The fund has changed its fiscal year end from September 30 to November 30. [b] Annualized.

				Ten Months Ended
	Year Ended November 30,			November 30,	Year Ended January 31,
Dreyfus Massachusetts Municipal Money Market Fund	2008	2007	2006	2005[a]	2005	2004

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.021	.030	.028	.015	.006	.005
Distributions: Dividends from investment income — net	(.021)	(.030)	(.028)	(.015)	(.006)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.11	3.08	2.79	1.82[b]	.65	.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.65	.65	.65[b]	.65	.62
Ratio of net expenses to average net assets	.60	.65	.65	.65[b]	.65	.62
Ratio of net investment income to average net assets	2.05	3.04	2.75	1.81[b]	.62	.48
Net assets, end of period ($ x 1,000)	235,933	183,392	162,310	157,817	137,292	188,232

[a] The fund has changed its fiscal year end from January 31 to November 30. [b] Annualized.

9 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

				Ten Months Ended
	Year Ended November 30,			November 30,	Year Ended January 31,
Dreyfus New Jersey Municipal Money Market Fund, Inc.	2008	2007	2006	2005[a]	2005	2004

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.021	.031	.027	.015	.006	.005
Distributions: Dividends from investment income — net	(.021)	(.031)	(.027)	(.015)	(.006)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.13	3.11	2.76	1.79[b]	.64	.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.62	.64	.65[b]	.65	.64
Ratio of net expenses to average net assets	.59	.61	.64	.65[b]	.65[c]	.64
Ratio of net investment income to average net assets	2.05	3.07	2.73	1.79[b]	.63	.46
Net assets, end of period ($ x 1,000)	497,086	476,915	374,567	372,699	342,316	372,384
[a]	The fund has changed its fiscal year from January 31 to November 30.
[b]	Annualized.
[c]	Expense waivers and/or reimbursements amounted to less than .01%.

				Two Months Ended
	Year Ended November 30,			November 30,	Year Ended September 30,
Dreyfus Pennsylvania Municipal Money Market Fund	2008	2007	2006	2005[a]	2005	2004

Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income — net	.020	.031	.028	.004	.015	.004
Distributions: Dividends from investment income — net	(.020)	(.031)	(.028)	(.004)	(.015)	(.004)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.06	3.15	2.87	2.21[b]	1.51	.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59	.61	.61	.66[b]	.64	.71
Ratio of net expenses to average net assets	.58	.61	.61	.66[b]	.64	.71[c]
Ratio of net investment income to average net assets	2.00	3.10	2.83	2.19[b]	1.68	.44
Net assets, end of period ($ x 1,000)	298,232	236,110	200,174	181,747	185,021	75,038
[a]	The fund has changed its fiscal year from September 30 to November 30.
[b]	Annualized.
[c]	Expense waivers and/or reimbursements amounted to less than .01%.

10 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Your Investment SHAREHOLDER GUIDE Valuing shares

You pay no sales charges to invest in this fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Amortized cost valuation does not take into account unrealized gains or losses. The fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price. Because the fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that the fund may delay selling the shares for up to eight business days following the purchase of those shares.

General policies

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (gen- erally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund oper- ations (for example, if it exceeds 1% of the fund’s assets)

DISTRIBUTION AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Each fund anticipates that virtually all dividends paid will be exempt from federal and, for Massachusetts residents, Massachusetts state personal income taxes, for New Jersey residents, New Jersey state personal income taxes, for Connecticut residents, Connecticut state personal income taxes, and for Pennsylvania residents, Pennsylvania state personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Massachusetts state, New Jersey state, Connecticut state and Pennsylvania state personal income tax purposes, distributions derived from interest on municipal securities of Massachusetts issuers, New Jersey issuers, Connecticut issuers or Pennsylvania issuers,

11 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

For More Information

Dreyfus Connecticut Municipal Money Market Fund, Inc.

SEC file number: 811-6014

Dreyfus Massachusetts Municipal Money Market Fund

SEC file number: 811-6273

Dreyfus New Jersey Municipal Money Market Fund, Inc.

SEC file number: 811-5527

Dreyfus Pennsylvania Municipal Money Market Fund

SEC file number: 811-6126

More information on each fund is available free upon request, includ-
ing the following:

Annual/Semiannual Report
Describes each fund’s performance, lists portfolio holdings and con-
tains a letter from each fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected each fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at
www.dreyfus.com.

Statement of Additional Information (SAI)
Provides more details about each fund and its policies. A current SAI for each fund is available at www.dreyfus.com and is on file with the
Securities and Exchange Commission (SEC). Each SAI is incorporated by reference (is legally considered part of this combined prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under
Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total
Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money mar-
ket funds generally disclose their complete schedule of holdings daily.
The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the respective fund’s SAI.

CONTACT JANNEY MONTGOMERY SCOTT LLC:

By Telephone
Call your Janney Financial Consultant or 800-JANNEYS.

By Mail
Janney Montgomery Scott LLC, Attn: Cash Management Department
1801 Market Street, Philadelphia, PA 19103

On the Internet
http://www.jmsonline.com
You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the fund by contacting your Janney Financial Consultant.
Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov
You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC
20549-0102.

12 DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC., DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND,
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. AND DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND